Fees Summary	Mar. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,695,435.00
Previously Paid Amount	284.59
Total Fee Amount	400.12
Total Offset Amount	0.00
Net Fee	$ 115.53
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A